911586

03023840

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED JUN 26 2003 SEC MAIL PROCESSING SECTION WASH., D.C. 181

FORM D

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Unit Private Placement

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [x] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [x] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indiciate change.)
FORMATION CAPITAL CORPORATION

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
Suite 720-789 West Pender St., Vancouver, BC, Canada V6C 1H2 (604) 682-6229

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices) As above

PROCESSED JUN 27 2003 THOMSON FINANCIAL

Brief Description of Business
Natural Resource Property Acquisition, Exploration, Processing and Refining

Type of Business Organization

[x] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[06]	[88]	[x] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) [CN] [ ]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) Bending, J. Scott

Business or Residence Address (Number and Street, City, State, Zip Code)
2110 Palmerston Avenue, West Vancouver, BC, Canada, V7V 2V6

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) Green, Mari-Ann I.

Business or Residence Address (Number and Street, City, State, Zip Code)
2110 Palmerston Avenue, West Vancouver, BC, Canada, V7V 2V6

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) Engdahl, James B.

Business or Residence Address (Number and Street, City, State, Zip Code)
326 Wakabayashi Crescent, Saskatoon, Saskatchewan, Canada, L7K 7L9

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) Scales, William G.

Business or Residence Address (Number and Street, City, State, Zip Code)
102 Broadway Place, Salmon, Idaho, USA, 83467

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) Metka, Robert G.

Business or Residence Address (Number and Street, City, State, Zip Code)
2622 Yearling, St. Lazare, Quebec, Canada, J7T 2A1

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) Quinn, Robert J.

Business or Residence Address (Number and Street, City, State, Zip Code)
2803 Valley Way, Houston, Texas, USA 77339

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) Stone, David M. R.

Business or Residence Address (Number and Street, City, State, Zip Code)
766 W. Granite View Drive, Oro Valley, Arizona, USA, 85737

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) Torchinsky, Raymon L.

Business or Residence Address (Number and Street, City, State, Zip Code)
3436 West 5th Avenue, Vancouver, BC, Canada, V6R 1R8

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) Farquharson, J. Paul

Business or Residence Address (Number and Street, City, State, Zip Code)
144 Joffre Street, Dartmouth, NS, Canada, B2Y 3E1

Check Box(es) that Apply: [ ] Promoter [x] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual) Miller, Arlyn James

Business or Residence Address (Number and Street, City, State, Zip Code)
1560 Broadway, Suite 2200, Denver, Colorado, USA 80202

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [x]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $ None

3. Does the offering permit joint ownership of a single unit?.. Yes [x] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.
No Commission is payable in connection with the offering in the USA.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity ...Units of 1 common share and 1/2 warrant....................	$	$50,000 (Cdn)*
[x] Common [ ] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify___).	$	$
Total	$	$50,000 (Cdn)

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	02	$50,000 (Cdn)
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first

sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	______	$______
Regulation A	______	$______
Rule 504	______	$______
Total	______	$______

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees & Stock Exchange Fees	[x]	$5,000(Cdn)
Printing and Engraving Costs	[ ]	$______
Legal Fees	[x]	$5,000(Cdn)
Accounting Fees	[ ]	$______
Engineering Fees	[ ]	$______
Sales Commissions (specify finders' fees separately)	[ ]	$______
Other Expenses (identify) Courier Costs & Related Travel	[x]	$5,000(Cdn)
Total	[x]	$15,000(Cdn)

* This represents U.S. investors only. All other investors are outside the U.S. Total offering for U.S. and non-U.S. investors totalled $108,500 (Cdn)

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $35,000(Cdn)

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $______	[ ] $______
Purchase of real estate	[ ] $______	[ ] $______
Purchase, rental or leasing and installation of machinery and equipment	[ ] $______	[ ] $______
Construction or leasing of plant buildings and facilities	[ ] $______	[ ] $______
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $______	[ ] $______
Repayment of indebtedness	[ ] $______	[ ] $______
Working capital	[ ] $______	[ ] $35,000(Cdn)
Other (specify):______	[ ] $______	[ ] $______
______	[ ] $______	[ ] $______
Column Totals	[ ] $______	[ ] $35,000(Cdn)
Total Payments Listed (column totals added)	[ ] $35,000(Cdn)	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
FORMATION CAPITAL CORPORATION		June 10, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
J. Paul Farquharson	Chief Financial Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? Yes [ ] No [x]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
FORMATION CAPITAL CORPORATION		June 10, 2003
Name of Signer (Print or Type)	Title (Print or Type)	
J. Paul Farquharson	Chief Financial Officer	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									

AK									
AZ									
AR									
CA	-	x	$14,500Cdn	1	$14,500Cdn	0	0	-	x
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX	-	x	$35,500 Cdn	1	$35,500Cdn	0	0	-	x
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

FORM U-2A UNIFORM CORPORATE RESOLUTION

UNIFORM FROM OF
CORPORATE RESOLUTION
OF

FORMATION CAPITAL CORPORATION
(Name of Corporation)

RESOLVED, that it is desirable and in the best interest of this Corporation that its securities be qualified or registered for sale in various states; that the President or any Vice President and the Secretary or an Assistant Secretary hereby are authorized to determine the states in which appropriate action shall be taken to qualify or register for sale all or such part of the securities of this Corporation as said officers may deem advisable; that said officers are hereby authorized to perform on behalf of this Corporation any and all such acts as they may deem necessary or advisable in order to comply with the applicable laws of any such states, and in connection therewith to execute and file all requisite papers and documents, including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; and the execution by such officers of any such paper or document or the doing by them of any act in connection with the foregoing matters shall conclusively establish their authority therefor from this Corporation and the approval and ratification by this Corporation of the papers and documents so executed and the action so taken.

CERTIFICATE

The undersigned hereby certifies that he is the CFO + CORPORATE Secretary of FORMATION CAPITAL CORPORATION, a corporation organized and existing under the laws of the ~~State~~ PROVINCE of B.C., CANADA; that the foregoing is a true and correct copy of a resolution duly adopted at a meeting of the Board of Directors of said corporation held on the 29 day of MARCH, 2003 at which meeting a quorum was at all times present and acting; that the passage of said resolution was in all respects legal; and that said resolution is in full force and effect.

Dated this 10 day of JUNE, 2003.

(CORPORATE SEAL)

Secretary

CORPORATE ACKNOWLEDGMENT

~~State~~ or Province of N.S.)
County of ______________________) ss.

On this 13 day of June, _____, before me ______________________ the undersigned officer, personally appeared Paul Farquharson ______ known personally to me to be the CFO (TITLE) of the above named corporation and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

[signature]
NOTARY PUBLIC/COMMISSIONER OF OATHS

My commission expires: Lifetime

ROBERT F. N. COVERT
A BARRISTER OF THE SUPREME
COURT OF NOVA SCOTIA

INDIVIDUAL OR PARTNERSHIP ACKNOWLEDGMENT

State or Province of ______________________)
County of ______________________) ss.

On this _______ day of ______________, _____, before me ______________________, the undersigned officer, personally appeared ______________________ to me personally known and known to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

____
NOTARY PUBLIC/COMMISSIONER OF OATHS

My commission expires: ______________________